Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000146391 [Member] | Invesco Municipal Opportunity Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000146391 [Member] | Invesco Trust for Investment Grade Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000146391 [Member] | Nuveen Quality Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146391 [Member] | BlackRock Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000146391 [Member] | Invesco Municipal Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146391 [Member] | BlackRock Municipal Income Trust II [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146391 [Member] | Invesco Advantage Municipal Income Trust II [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146391 [Member] | Nuveen AMT Free Quality Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146391 [Member] | Nuveen AMT Free Municipal Credit Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000146391 [Member] | Nuveen California Quality Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000146391 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000146391 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000146391 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146392 [Member] | Invesco Municipal Opportunity Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000146392 [Member] | Invesco Trust for Investment Grade Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000146392 [Member] | Nuveen Quality Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146392 [Member] | BlackRock Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000146392 [Member] | Invesco Municipal Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146392 [Member] | BlackRock Municipal Income Trust II [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146392 [Member] | Invesco Advantage Municipal Income Trust II [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146392 [Member] | Nuveen AMT Free Quality Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146392 [Member] | Nuveen AMT Free Municipal Credit Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000146392 [Member] | Nuveen California Quality Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000146392 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000146392 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000146392 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146393 [Member] | Invesco Municipal Opportunity Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000146393 [Member] | Invesco Trust for Investment Grade Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000146393 [Member] | Nuveen Quality Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146393 [Member] | BlackRock Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000146393 [Member] | Invesco Municipal Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146393 [Member] | BlackRock Municipal Income Trust II [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146393 [Member] | Invesco Advantage Municipal Income Trust II [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146393 [Member] | Nuveen AMT Free Quality Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146393 [Member] | Nuveen AMT Free Municipal Credit Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000146393 [Member] | Nuveen California Quality Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000146393 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000146393 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000146393 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164392 [Member] | Tortoise Energy Infrastructure Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000164392 [Member] | Flaherty And Crumrine Preferred And Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164392 [Member] | Brookfield Real Assets Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164392 [Member] | John Hancock Investors Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164392 [Member] | Allspring Utilities and High Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164392 [Member] | Western Asset Global High Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164392 [Member] | Western Asset Diversified Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164392 [Member] | FS Credit Opportunities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164392 [Member] | Western Asset High Income Fund II Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164392 [Member] | iShares Mortgage Real Estate ETF 0 87 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164392 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164392 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000164392 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164392 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164392 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164392 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164392 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164393 [Member] | Tortoise Energy Infrastructure Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000164393 [Member] | Flaherty And Crumrine Preferred And Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164393 [Member] | Brookfield Real Assets Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164393 [Member] | John Hancock Investors Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164393 [Member] | Allspring Utilities and High Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164393 [Member] | Western Asset Global High Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164393 [Member] | Western Asset Diversified Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164393 [Member] | FS Credit Opportunities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164393 [Member] | Western Asset High Income Fund II Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164393 [Member] | iShares Mortgage Real Estate ETF 0 87 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164393 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164393 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000164393 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164393 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164393 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164393 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164393 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164394 [Member] | Tortoise Energy Infrastructure Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000164394 [Member] | Flaherty And Crumrine Preferred And Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164394 [Member] | Brookfield Real Assets Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164394 [Member] | John Hancock Investors Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164394 [Member] | Allspring Utilities and High Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164394 [Member] | Western Asset Global High Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164394 [Member] | Western Asset Diversified Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164394 [Member] | FS Credit Opportunities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164394 [Member] | Western Asset High Income Fund II Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164394 [Member] | iShares Mortgage Real Estate ETF 0 87 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164394 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164394 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000164394 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164394 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164394 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164394 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164394 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%